Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
777 East Wisconsin Avenue
Milwaukee, WI 53202

March 3, 2025

VIA EDGAR TRANSMISSION

Division of Investment Management
United States Securities and Exchange Commission
100 “F” Street, N.E.
Washington, D.C. 20549

Re:    Professionally Managed Portfolios (the “Trust”)
File Nos.: 33-12213 and 811-05037
Otter Creek Long/Short Opportunity Fund (S000043717)
Otter Creek Focus Strategy ETF (S000081384)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of the Otter Creek Long/Short Opportunity Fund and the Otter Creek Focus Strategy ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendments for each Fund dated February 28, 2025, and filed electronically as Post-Effective Amendment No. 889 to the Funds’ Registration Statement on Form N-1A on February 27, 2025.

If you have any questions concerning the foregoing, please contact the undersigned at elaine.richards@usbank.com or (626) 914-7363.
Sincerely,

/s/ Elaine Richards
Elaine Richards
Vice President & Secretary of the Trust